Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and Due from Banks	$ 130,649,061	$ 220,456,335
Debt Securities at fair value through profit or loss	65,690,460	116,812,885
Derivative Financial Instruments	2,329,074	2,746,893
Repurchase Transactions	30,075,478	3,181,371
Other Financial Assets	10,915,334	13,918,651
Loans and Other Financing	358,558,869	434,899,689
Other Debt Securities	19,019,630	22,188,992
Financial Assets Pledged as Collateral	11,550,586	16,640,808
Current Income Tax Assets	40,503	146,015
Investments in Equity Instruments	4,554,453	247,753
Property, Plant and Equipment	32,963,986	29,785,930
Intangible Assets	8,692,712	7,056,518
Deferred Income Tax Assets	2,806,937	1,496,751
Assets for Insurance Contracts	1,181,512	1,511,406
Other Non-financialAssets	6,451,408	4,345,410
Non-current Assets Held for Sale	39,008	935,324
TOTAL ASSETS	685,519,011	876,370,731
Liabilities
Deposits	393,735,406	553,946,288
Liabilities at fair value through Profit or Loss	1,422,157	3,299,188
Derivative Financial Instruments	881,099	2,824,038
Repurchase Transactions		2,997,515
Other Financial Liabilities	71,362,718	97,275,984
Financing Received from the Argentine Central Bank and Other Financial Institutions	22,723,687	29,914,292
Debt Securities	29,240,851	46,124,574
Current Income Tax Liabilities	10,314,510	5,318,923	$ 5,504,937
Subordinated Debt Securities	15,499,212	15,026,155
Provisions	2,746,966	2,229,528
Deferred Income Tax Liabilities	2,218,701	2,928,424
Liabilities for Insurance Contracts	1,468,635	1,697,110
Other Non-financialLiabilities	17,070,098	17,646,932
TOTAL LIABILITIES	568,684,040	781,228,951
Operating segments [member] | Banks [member]
Assets
Cash and Due from Banks	129,142,190	218,518,059
Debt Securities at fair value through profit or loss	65,697,956	116,776,939
Derivative Financial Instruments	2,329,074	2,746,893
Repurchase Transactions	30,075,478	3,181,371
Other Financial Assets	5,715,140	7,211,668
Loans and Other Financing	309,328,800	369,596,412
Other Debt Securities	16,131,914	21,034,476
Financial Assets Pledged as Collateral	11,541,906	16,633,127
Investments in Equity Instruments	4,554,453	245,520
Equity Investments in Associates and Joint Ventures	307,997	625,879
Property, Plant and Equipment	29,062,077	26,540,970
Intangible Assets	7,124,074	5,925,269
Other Non-financialAssets	5,306,137	3,411,690
Non-current Assets Held for Sale	39,008	935,324
TOTAL ASSETS	616,356,204	793,383,597
Liabilities
Deposits	397,839,586	556,020,723
Liabilities at fair value through Profit or Loss	1,422,157	4,131,124
Derivative Financial Instruments	881,099	2,824,038
Repurchase Transactions		2,997,515
Other Financial Liabilities	37,931,718	63,035,067
Financing Received from the Argentine Central Bank and Other Financial Institutions	20,455,970	26,906,505
Debt Securities	18,908,535	23,886,735
Current Income Tax Liabilities	9,214,324	4,830,013
Subordinated Debt Securities	15,499,212	15,026,155
Provisions	2,482,074	1,921,364
Deferred Income Tax Liabilities	1,893,122	2,594,429
Other Non-financialLiabilities	13,530,914	13,611,942
TOTAL LIABILITIES	520,058,711	717,785,610
Operating segments [member] | Regional Credit Cards [member]
Assets
Cash and Due from Banks	4,127,303	2,098,969
Debt Securities at fair value through profit or loss	0
Other Financial Assets	4,544,284	5,656,445
Loans and Other Financing	48,426,980	67,764,567
Other Debt Securities	1,312,367
Financial Assets Pledged as Collateral	7,064	7,681
Current Income Tax Assets	15,413	18,366
Property, Plant and Equipment	3,405,766	2,779,156
Intangible Assets	1,465,570	993,111
Deferred Income Tax Assets	2,518,351	1,336,297
Other Non-financialAssets	292,901	435,818
TOTAL ASSETS	66,115,999	81,090,410
Liabilities
Other Financial Liabilities	31,891,050	36,027,422
Financing Received from the Argentine Central Bank and Other Financial Institutions	2,937,657	3,007,701
Debt Securities	10,507,798	23,042,955
Current Income Tax Liabilities	918,094	58,667
Provisions	108,360	99,986
Other Non-financialLiabilities	2,733,664	3,264,605
TOTAL LIABILITIES	49,096,623	65,501,336
Operating segments [member] | Insurance [member]
Assets
Cash and Due from Banks	75,769	84,891
Debt Securities at fair value through profit or loss	36,607	128,413
Other Financial Assets	319,821	360,977
Loans and Other Financing	263,419	655,571
Other Debt Securities	1,706,677	1,357,216
Financial Assets Pledged as Collateral	408
Current Income Tax Assets		126,149
Property, Plant and Equipment	456,269	452,976
Intangible Assets	103,068	138,138
Deferred Income Tax Assets	190,979	153,628
Assets for Insurance Contracts	1,181,512	1,511,406
Other Non-financialAssets	120,006	28,719
TOTAL ASSETS	4,454,535	4,998,084
Liabilities
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,089	86
Current Income Tax Liabilities	149,212	312,506
Provisions	128,532	120,494
Deferred Income Tax Liabilities	238,590	164,153
Liabilities for Insurance Contracts	1,472,643	1,763,712
Other Non-financialLiabilities	473,282	646,516
TOTAL LIABILITIES	2,465,348	3,007,467
Operating segments [member] | Other businesses [member]
Assets
Cash and Due from Banks	707,662	143,075
Debt Securities at fair value through profit or loss	51	125,375
Other Financial Assets	343,721	769,422
Loans and Other Financing	2,518,246	1,680,212
Financial Assets Pledged as Collateral	1,616
Current Income Tax Assets	25,090	1,500
Investments in Equity Instruments		2,233
Property, Plant and Equipment	39,874	12,828
Intangible Assets	913,732
Deferred Income Tax Assets	97,607	6,826
Other Non-financialAssets	734,533	469,185
TOTAL ASSETS	5,382,132	3,210,656
Liabilities
Other Financial Liabilities	2,089,640	55,858
Current Income Tax Liabilities	32,880	117,737
Provisions	28,000	87,684
Deferred Income Tax Liabilities	86,989	169,842
Other Non-financialLiabilities	393,979	165,138
TOTAL LIABILITIES	2,631,488	596,259
Adjustments [member]
Assets
Cash and Due from Banks	(3,403,863)	(388,659)
Debt Securities at fair value through profit or loss	(44,154)	(217,842)
Other Financial Assets	(7,632)	(79,861)
Loans and Other Financing	(1,978,576)	(4,797,073)
Other Debt Securities	(131,328)	(202,700)
Financial Assets Pledged as Collateral	(408)
Equity Investments in Associates and Joint Ventures	(307,997)	(625,879)
Property, Plant and Equipment	0
Intangible Assets	(913,732)
Other Non-financialAssets	(2,169)	(2)
Non-current Assets Held for Sale		0
TOTAL ASSETS	(6,789,859)	(6,312,016)
Liabilities
Deposits	(4,104,180)	(2,074,435)
Liabilities at fair value through Profit or Loss		(831,936)
Other Financial Liabilities	(549,690)	(1,842,363)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(673,029)
Debt Securities	(175,482)	(805,116)
Liabilities for Insurance Contracts	(4,008)	(66,602)
Other Non-financialLiabilities	(61,741)	(41,269)
TOTAL LIABILITIES	$ (5,568,130)	$ (5,661,721)